ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)

Accounts receivable	82	29
Notes receivable	-	128
Accounts and notes receivable, net	82	157